Share based payment arrangements - Narrative (Details)	May 25, 2023 shares	Nov. 23, 2022 EquityInstruments	Nov. 21, 2022 shares	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 shares
Option Plan 2017
Share based payment arrangements [line items]
Share based compensation, options authorized					372,000
Options granted (in shares)				93,000	279,000
Options granted (in percent)				25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Option Plan 2022
Share based payment arrangements [line items]
Share based compensation, options authorized	541,472		330,671
Share based compensation, increase in options authorized	210,801
Options granted (in shares) | EquityInstruments		330,669
Vesting period			4 years
Number of consecutive days option may be exercised			90 days
Share price exceeds the exercise price (as a percent)			20.00%